Expenses (Tables)	6 Months Ended
Sep. 30, 2024
Expenses [Abstract]
Schedule of Expenses

Expenses consist of the following:

	For the 6 months period ended September 30, 2024	For the 6 months period ended September 30, 2023
	(US$)	(US$)
Cost of revenue	$8,812,374	$7,757,172
Amortization of intangible assets (refer to Note 11)	7,788	7,944
Depreciation (refer to Note 10)	612,144	445,847
Legal and professional expenses	169,380	259,837
Staffing expense	391,663	471,181
Other operating expenses	1,285,854	1,464,296
Total expenses	$11,279,203	$10,406,277